Risk management - Structural Interest Rate Risk (Details) - Banking Book - Interest rate risk - Sensitivity Analysis Variable One € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Europe
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Europe | EUR
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 479
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	479
Europe | GBP
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	69
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	69
Europe | Polish zloty
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	60
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	60
Europe | USD
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	13
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	13
UNITED STATES
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 65
Percentage of reasonably possible increase in risk assumption	1.00%
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ 65
Percentage of reasonably possible decrease in risk assumption	1.00%
BRAZIL
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 74
Percentage of reasonably possible increase in risk assumption	1.00%
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ 74
Percentage of reasonably possible decrease in risk assumption	1.00%